Material Related Party Transactions - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	Jul. 31, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 shares	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jan. 01, 2022 shares
Disclosure of transactions between related parties [line items]
Par value per share | $ / shares				$ 0.00001
Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of share options value granted | ¥	¥ 394.2	¥ 69.5
Number of shares vested | shares	45,449,991			45,449,991
Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares	80,544,159		85,263,652	80,544,159		1,763,689	1,892,780	106,850,470
Par value per share | $ / shares				$ 0.00001	$ 4.53
Subscription Agreement [Member]
Disclosure of transactions between related parties [line items]
Aggregate purchase price	¥ 689.6			$ 97.0
Number of shares issued | shares	18,774,194			18,774,194
Par value per share | $ / shares				$ 5.17